16. INVESTMENTS (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Beginning balance		R$ 5,378		R$ 5,235
Gain (loss) by equity method (Income statement)		357	[1]	125
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		37		268
Dividends		(399)		(284)
Additions / acquisitions		119		33
Other		13		1
Disposals		(120)
Reclassification to held for sale
Ending balance		5,385		5,378		R$ 5,235
Companhia de transmissao centroeste de minas [member]
Disclosure of detailed information about investment property [line items]
Gain (loss) by equity method (Income statement)						5
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends						(6)
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Light [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[2]					1,534
Gain (loss) by equity method (Income statement)	[2]					19
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[2]					(231)
Dividends	[2]					(8)
Additions / acquisitions	[2]
Other	[2]					(59)
Disposals	[2]
Reclassification to held for sale	[2]					(1,255)
Ending balance	[2]
RME [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[2]					383
Gain (loss) by equity method (Income statement)	[2]					3
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[2]					(52)
Dividends	[2]					(1)
Additions / acquisitions	[2]					104
Other	[2]					(111)
Disposals	[2]
Reclassification to held for sale	[2]					(326)
Ending balance	[2]
Axxiom solucoes tecnologicas [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		13			[2]	12	[2]
Gain (loss) by equity method (Income statement)		(9)	[1],[3]			(7)	[2]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			[3]	4			[2]
Dividends			[3]				[2]
Additions / acquisitions			[3]	9			[2]
Other			[3]			(1)	[2]
Disposals			[3]				[2]
Reclassification to held for sale	[2]					(4)
Ending balance		4	[3]	13			[2]
Lightger [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		128			[2]	41	[2]
Gain (loss) by equity method (Income statement)		10	[1],[3]			3	[2]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			[3]	128		84	[2]
Dividends		(7)	[3]			(2)	[2]
Additions / acquisitions			[3]				[2]
Other			[3]				[2]
Disposals			[3]				[2]
Reclassification to held for sale	[2]					(126)
Ending balance		131	[3]	128			[2]
Guanhaes energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		131			[2]	25	[2]
Gain (loss) by equity method (Income statement)			[1],[3]			30	[2]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			[3]	131			[2]
Dividends			[3]				[2]
Additions / acquisitions			[3]			57	[2]
Other			[3]				[2]
Disposals			[3]				[2]
Reclassification to held for sale	[2]					(112)
Ending balance		131	[3]	131			[2]
Usina hidreletrica itaocara S.A. [member]
Disclosure of detailed information about investment property [line items]
Beginning balance					[2]	4	[2]
Gain (loss) by equity method (Income statement)				(50)		(4)	[2]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)				5			[2]
Dividends							[2]
Additions / acquisitions				23		5	[2]
Other				22			[2]
Disposals	[2]
Reclassification to held for sale	[2]					(5)
Ending balance							[2]
Hidreletrica pipoca [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		31		31		26
Gain (loss) by equity method (Income statement)		11	[1]	4		7
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(6)		(4)		(2)
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Ending balance		36		31		31
Madeira energia (santo antonio plant) [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		167		270	[4],[5]	535	[4],[5]
Gain (loss) by equity method (Income statement)		42	[1]	(103)		(163)	[4],[5]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)							[4],[5]
Dividends							[4],[5]
Additions / acquisitions						25	[4],[5]
Other						(127)	[4],[5]
Disposals							[4],[5]
Reclassification to held for sale	[4],[5]
Ending balance		209		167		270	[4],[5]
FIP melbourne (usina de santo antonio) [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		385		470	[5]	582	[5]
Gain (loss) by equity method (Income statement)				(85)		(139)	[5]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)							[5]
Dividends							[5]
Additions / acquisitions						27	[5]
Other							[5]
Disposals	[5]
Reclassification to held for sale	[5]
Ending balance				385		470	[5]
Hidreletrica cachoeirao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		54		49		58
Gain (loss) by equity method (Income statement)		9	[1]	11		10
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(10)		(6)		(19)
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Ending balance		53		54		49
Baguari energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		157		162		148
Gain (loss) by equity method (Income statement)		23	[1]	22		28
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(21)		(27)		(15)
Additions / acquisitions
Other						1
Disposals
Reclassification to held for sale
Ending balance		159		157		162
Central eolica praias de parajuru [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[6]					60
Gain (loss) by equity method (Income statement)	[6]					(6)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[6]					21
Dividends	[6]
Additions / acquisitions	[6]					74
Other	[6]					(146)
Disposals	[6]					(3)
Reclassification to held for sale	[6]
Ending balance	[6]
Central eolica volta do rio [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[6]					68
Gain (loss) by equity method (Income statement)	[6]					(16)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[6]					59
Dividends	[6]
Additions / acquisitions	[6]					92
Other	[6]					(181)
Disposals	[6]					(22)
Reclassification to held for sale	[6]
Ending balance	[6]
Central eolica praias de morgado [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[6]					51
Gain (loss) by equity method (Income statement)	[6]					(15)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[6]
Dividends	[6]
Additions / acquisitions	[6]
Other	[6]					(24)
Disposals	[6]					(12)
Reclassification to held for sale	[6]
Ending balance	[6]
Amazonia energia (belo monte plant) [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,028		1,013		867
Gain (loss) by equity method (Income statement)		(63)	[1]	15		80
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions						69
Other						(3)
Disposals
Reclassification to held for sale
Ending balance		965		1,028		1,013
Alianca norte (belo monte plant) [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		671		664		577
Gain (loss) by equity method (Income statement)		(40)	[1]	6		44
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions				1		43
Other
Disposals
Reclassification to held for sale
Ending balance		631		671		664
Ativas data center [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		16		16		17
Gain (loss) by equity method (Income statement)		1	[1]			(1)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Ending balance		17		16		16
TAESA [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,213		1,143	[2]	1,101	[2]
Gain (loss) by equity method (Income statement)		494	[1]	210		225	[2]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)							[2]
Dividends		(240)		(141)		(208)	[2]
Additions / acquisitions							[2]
Other				1		25	[2]
Disposals							[2]
Reclassification to held for sale	[2]
Ending balance		1,467		1,213		1,143	[2]
Renova [member]
Disclosure of detailed information about investment property [line items]
Beginning balance						282
Gain (loss) by equity method (Income statement)						(282)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Ending balance
Alianca geracao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,192		1,217		1,242
Gain (loss) by equity method (Income statement)		89	[1]	78		65
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(114)		(103)		(90)
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Ending balance		1,167		1,192		1,217
Retiro baixo [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		180		171		158
Gain (loss) by equity method (Income statement)		15	[1]	12		10
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends				(3)		(3)
Additions / acquisitions						6
Other
Disposals
Reclassification to held for sale
Ending balance		195		180		171
UFV janauba geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		10		9
Gain (loss) by equity method (Income statement)		1	[1]	1
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(1)
Additions / acquisitions						9
Other
Disposals
Reclassification to held for sale
Ending balance		10		10		9
Total of investments [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		5,400		5,235		7,792
Gain (loss) by equity method (Income statement)		366	[1]	125		(104)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		37		268		(119)
Dividends		(399)		(284)		(354)
Additions / acquisitions		118		33		511
Other		13		23		(626)
Disposals		(120)				(37)
Reclassification to held for sale						(1,828)
Ending balance		5,415		5,400		5,235
Companhia de transmissao centroeste de minas [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		24		20		21
Gain (loss) by equity method (Income statement)			[1]	4
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		37
Dividends
Additions / acquisitions		45
Other		14
Disposals		(120)
Ending balance				24		20
Itaocara - equity deficit [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		(22)			[7]
Gain (loss) by equity method (Income statement)		(9)	[1],[7]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			[7]
Dividends			[7]
Additions / acquisitions		1	[7]
Other			[7]	(22)
Disposals	[7]
Ending balance		(30)	[7]	(22)			[7]
FIP Melbourne (Santo Antonio plant) [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		385
Gain (loss) by equity method (Income statement)	[1]	(227)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions
Other
Disposals
Ending balance		158		385
UFV Corinto Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]	1
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		9
Other
Disposals
Ending balance		10
UFV Manga Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]	1
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		10
Other
Disposals
Ending balance		11
UFV Bonfinopolis II Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		6
Other
Disposals
Ending balance		6
UFV lagoa grande geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]	3
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		12
Other
Disposals
Ending balance		15
UFV lontra geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]	3
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		14
Other
Disposals
Ending balance		17
UFV mato verde geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]	1
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		5
Other
Disposals
Ending balance		6
UFV mirabela geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		5
Other		(1)
Disposals
Ending balance		4
UFV porteirinha i geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		6
Other
Disposals
Ending balance		6
UFV porteirinha ii geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)	[1]	1
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		6
Other
Disposals
Ending balance		R$ 7

[1]	Includes bargain purchase related to the acquisition of the joint-controlled entities UFV Corinto, UFV Manga, UFV Lagoa Grande, UFV Lontra, UFV Mato Verde and UFV Porteirinha II, in the amount of R$7.
[2]	Others arises from first adoption of the new accounting standards on January 1, 2018, recognized by the investees directly in equity without inclusion in the Income statement. The column Reclassification to held for sale includes the effect of the reclassification of the investment in Light, Axxion, Lightger, Guanhaes and Itaocara to Non-current assets held for sale, in accordance with IFRS 5.
[3]	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly-controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 33.
[4]	Due to the result of analysis of impairment indication, due to the recurring losses incurred by Madeira, a provision was recognized for loss of part of the residual added value of the investment in Madeira, to limit its balance to the minimum value of the excess of future economic benefits arising from use of the net fixed asset on December, 31, 2018, using the nominal WACC of 9.59% as the discount rate. The provision is presented in the statement of income for the year ended December 31, 2018 as Impairment loss on Investments.
[5]	In October 2018 the Company subscribed capital increases in Mesa and FIP Melbourne, of R$25 and R$26, respectively. These funds were entirely applied in capital contributions to Santo Antonio Energia S.A. ('Saesa' or 'Santo Antonio Hydroelectric Plant').
[6]	Arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible.
[7]	On December 31, 2019, the investee had negative shareholders' equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.